INTANGIBLE ASSETS	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

10. INTANGIBLE ASSETS
SUPPLY AGREEMENT
Cost
Balance, August 31, 2018	$-
Additions	1,530
Balance, August 31, 2019	$1,530

Accumulated amortization
Balance, August 31, 2018	$-
Amortization	(32)
Balance, August 31, 2019	$(32)
Net book value
August 31, 2018	$-
August 31, 2019	$1,498

On January 18, 2019, the Company entered into an agreement with 703454 N.B. Inc. (“1812 Hemp” or “1812”), a New Brunswick based industrial hemp research company, to secure supply and support research and development on the genetic improvement of hemp through traditional plant breeding methods. As part of the agreement, the Company will receive a 25% discount to the price per kilogram of dried hemp flower harvested that is purchased. The term of the agreement is from December 17, 2018 to December 16, 2023 and the Company has the option to renew it for another 5 years within six months’ notice. In addition, the Company has a right-of-first refusal on the future procurement of high CBD hemp from 1812. The Company paid $1,500 to 1812 plus transaction costs of $30 in connection with this transaction, which it has recorded as an intangible asset with a finite useful life that will be amortized based on the actual volume of dried hemp flower purchased as a proportion of its forecast purchase volumes.